Share-Based Payment Arrangements - Schedule of Assumptions were Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price - USD (in Dollars per share)		$ 0.36
Exercise price - USD (in Dollars per share)		$ 0.37
Expected volatility (%)		95.93%
Dividend yield (%)
Risk free rate interest rate (%)		3.88%
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price - USD (in Dollars per share)	$ 0.0029
Exercise price - USD (in Dollars per share)	$ 0.003
Expected volatility (%)	98.70%
Expected duration (years)	2	2
Risk free rate interest rate (%)	3.66%
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price - USD (in Dollars per share)	$ 0.012
Exercise price - USD (in Dollars per share)	$ 0.012
Expected volatility (%)	113.13%
Expected duration (years)	2.8	2.8
Risk free rate interest rate (%)	3.93%